UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Real Estate High Income Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income
Fund

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.81%	$ 1,000.00	$ 1,075.00	$ 4.20
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.95	$ 4.09

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
AAA,AA,A 33.0%	AAA,AA,A 32.4%
BBB 24.2%	BBB 19.7%
BB 10.2%	BB 12.9%
B 8.8%	B 9.7%
CCC,CC,C 6.9%	CCC,CC,C 7.1%
D 1.6%	D 0.7%
Not Rated 4.3%	Not Rated 7.2%
Equities 5.9%	Equities 5.1%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Interfund loans 0.0%	Interfund loans 1.3%
CMOs and Other Mortgage Related Securities 73.4%	CMOs and Other Mortgage Related Securities 71.2%
Asset-Backed Securities 8.2%	Asset-Backed Securities 9.5%
Nonconvertible Bonds 5.4%	Nonconvertible Bonds 5.0%
Convertible Bonds, Preferred Stocks 5.9%	Convertible Bonds, Preferred Stocks 6.0%
Floating Rate Loans 1.9%	Floating Rate Loans 1.7%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 5.1%	Short-Term Investments and Net Other Assets (Liabilities) 5.2%

Semiannual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.4%
		Principal Amount (c)	Value
Healthcare - 1.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19		$ 1,725,000	$ 1,783,305
7.75% 2/15/19 (d)		1,000,000	1,033,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (d)		1,790,000	1,772,100
6.75% 10/15/22		1,230,000	1,300,725
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,510,500
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,270,420
			10,670,850
Homebuilders/Real Estate - 2.2%
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	245,808
7.875% 9/1/20		2,437,000	2,919,697
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,040,000	2,910,800
7.625% 6/1/15		4,955,000	4,905,450
HCP, Inc. 3.75% 2/1/16		1,000,000	1,048,314
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,083,734
HMB Capital Trust V 4.0737% 12/15/36 (b)(d)(f)		1,000,000	0
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,089,994
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,062,270
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,070,000
Ventas Realty LP 4.25% 3/1/22		1,000,000	1,006,175
Wrightwood Capital LLC 1.9% 4/20/20		1,087,392	456,705
			17,798,947
Hotels - 1.9%
FelCor Lodging LP 6.75% 6/1/19		3,000,000	3,007,500
Host Hotels & Resorts LP:
5.875% 6/15/19		450,000	481,500
6% 11/1/20		805,000	861,350
Host Marriott LP 6.375% 3/15/15		2,000,000	2,025,000
Times Square Hotel Trust 8.528% 8/1/26 (d)		7,491,409	8,610,625
			14,985,975
TOTAL NONCONVERTIBLE BONDS (Cost $42,623,822)			43,455,772
Asset-Backed Securities - 8.2%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (d)		$ 1,026,000	$ 1,026,718
Class E, 9.314% 5/24/37 (d)		1,570,000	1,497,623
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5998% 3/23/19 (d)(f)		1,501,403	1,381,291
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.4388% 6/26/34 (d)(f)		254,146	10,885
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(d)		1,500,000	313,050
Series 1998-A Class F, 7.44% 5/15/20 (b)(d)		545,710	48,623
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7398% 3/20/50 (d)(f)		750,000	0
Class E, 2.3398% 3/20/50 (d)(f)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		3,850,468	3,879,347
Class B, 5.267% 6/25/35 (d)		2,203,500	2,148,413
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7192% 4/7/52 (d)(f)		5,078,596	3,351,873
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (d)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		1,595,000	1,531,998
Class B2, 1.8227% 12/28/35 (d)(f)		1,665,000	1,515,150
Class D, 9% 12/28/35 (d)		5,170,000	956,450
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9727% 6/28/38 (d)(f)		460,000	434,700
Class D, 9% 6/28/38 (d)		4,400,000	3,080,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,504,773	1,233,914
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		1,973,543	1,381,480
Series 2002-IGA Class B, 1.8159% 7/28/35 (d)(f)		194,908	194,908
Series 2004-1A Class H1, 4.1559% 1/28/40 (d)(f)		2,333,995	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.8319% 11/28/39 (d)(f)		1,029,246	30,877
Class F, 5.3319% 11/28/39 (d)(f)		1,092,974	27,324
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		3,519,881	2,201,017
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35 (f)(h)		1,070,000	28,911
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8888% 9/25/46 (d)(f)		1,580,000	550,314
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7888% 8/26/30 (d)(f)		$ 550,000	$ 437,250
Class E, 2.2388% 8/26/30 (d)(f)		1,125,608	543,106
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (d)		990,000	0
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (d)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9008% 12/28/33 (f)		1,665,000	1,558,117
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1419% 8/28/38 (d)(f)		3,810,000	3,333,750
Class C1B, 7.696% 8/28/38 (d)		910,181	728,145
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class C, 5.08% 7/24/39 (d)		1,225,000	1,212,750
Class D, 5.194% 7/24/39 (d)		2,160,000	2,149,200
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (d)		1,790,000	1,754,200
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		367,828	164,478
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1888% 9/25/46 (d)(f)		1,190,000	208,250
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.1159% 2/5/36 (d)(f)		2,340,637	234
Class E, 4.9659% 2/5/36 (d)(f)		669,841	67
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		778,000	696,310
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9737% 9/25/26 (d)(f)		4,815,000	2,022,300
Series 2006-1A:
Class A1A, 0.7337% 9/25/26 (d)(f)		8,411,330	7,780,480
Class A1B, 0.8037% 9/25/26 (d)(f)		7,893,000	6,472,260
Class A2A, 0.6937% 9/25/26 (d)(f)		6,483,096	6,061,695
Class A2B, 0.7837% 9/25/26 (d)(f)		630,000	551,250
Class B, 0.8337% 9/25/26 (d)(f)		360,000	289,800
Class C 1.0037% 9/25/26 (d)(f)		1,290,000	1,012,650
Class G, 1.8237% 9/25/26 (d)(f)		458,000	311,440
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.7869% 11/21/40 (d)(f)		1,670,852	1,386,807
TOTAL ASSET-BACKED SECURITIES (Cost $80,622,484)			65,499,405
Collateralized Mortgage Obligations - 3.3%
		Principal Amount (c)	Value
Private Sponsor - 3.2%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)		$ 613,169	$ 200,286
Class B4, 6.61% 7/25/32 (d)(f)		592,120	72,379
Series 2002-R2 Class 2B4, 3.8776% 7/25/33 (d)(f)		109,837	29,268
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		563,458	143,951
Class B4, 5.75% 8/25/43 (d)		192,454	14,774
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		89,301	61,329
Class B4, 4.5% 10/25/18 (d)		35,720	11,461
Class B5, 4.5% 10/25/18 (d)		91,192	7,070
Series 2003-50:
Class B4, 5% 11/25/18 (d)		110,474	40,159
Class B5, 5% 11/25/18 (d)		109,148	17,111
Series 2003-R1:
Class 2B4, 3.4663% 2/25/43 (d)(f)		83,986	21,857
Class 2B5, 3.4663% 2/25/43 (d)(f)		237,933	26,337
Series 2003-R3 Class B3, 5.5% 11/25/33		213,597	11,575
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(f)		207,148	7,601
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7594% 9/25/19 (d)(f)		84,173	40,147
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17		173,189	53,689
Class 4B4, 7% 10/25/17		329	0
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6186% 4/25/20 (d)(f)		5,000,000	5,341,020
Series 2010-K6 Class B, 5.5326% 12/25/46 (d)(f)		6,045,000	6,420,981
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		115,324	58
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,390,900
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		7,500,000	7,526,603
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)		373,160	31,345
Class B2, 7% 2/19/30 (d)		43,863	3,884
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1888% 7/10/35 (d)(f)		597,313	424,092
Series 2005-A Class B6, 2.2388% 3/10/37 (d)(f)		596,283	36,970
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7388% 12/10/35 (d)(f)		$ 214,010	$ 94,806
Series 2004-A:
Class B7, 4.4888% 2/10/36 (d)(f)		252,139	132,121
Class B9, 9.2388% 2/10/36 (d)(f)		410,482	173,223
Series 2004-B:
Class B8, 4.9888% 2/10/36 (d)(f)		212,783	92,561
Class B9, 8.4888% 2/10/36 (d)(f)		361,117	151,669
Series 2004-C:
Class B7, 3.7388% 9/10/36 (d)(f)		1,238,819	681,351
Class B8, 4.4888% 9/10/36 (d)(f)		1,103,139	485,381
Class B9, 7.2388% 9/10/36 (d)(f)		412,940	161,047
Series 2005-A:
Class B7, 3.2388% 3/10/37 (d)(f)		1,118,030	50,311
Class B9, 5.9888% 3/10/37 (d)(f)		202,911	406
Series 2005-B Class B7, 3.3388% 6/10/37 (d)(f)		1,164,782	26,790
Series 2005-C Class B7, 3.3388% 9/10/37 (d)(f)		269,537	323
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.9659% 12/5/36 (d)(f)		3,963,167	396
TOTAL PRIVATE SPONSOR			25,985,232
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		474,885	110,261
Class B4, 7% 9/25/41 (h)		260,069	35,281
Class B5, 7% 9/25/41 (h)		130,002	10,088
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.3001% 2/25/42 (d)(f)		102,119	48,099
Class 3B5, 3.3001% 2/25/42 (d)(f)		77,624	6,707
Class B4, 6% 2/25/42 (d)		20,897	48
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.3487% 1/25/42 (d)(f)		91,278	27,244
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		1,742,054	504,841
Class B4, 5.75% 12/25/42 (h)		462,624	15,987
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3676% 6/25/43 (f)(h)		$ 308,783	$ 56,768
Class 2B5, 3.3676% 6/25/43 (f)(h)		247,127	27,519
TOTAL U.S. GOVERNMENT AGENCY			842,843
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,814,859)			26,828,075
Commercial Mortgage Securities - 70.1%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,329,935
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9443% 2/14/29 (d)(f)		943,850	997,994
Series 1997-D4:
Class B2, 7.525% 4/14/29		10,860	11,156
Class B5, 7.525% 4/14/29		4,476,925	3,705,139
Series 1997-D5:
Class A3, 7.2034% 2/14/43 (f)		341,915	342,366
Class A5, 7.2734% 2/14/43 (f)		1,679,000	1,683,255
Class A6, 7.5234% 2/14/43 (f)		1,675,000	1,686,154
Class A7, 7.7634% 2/14/43 (f)		2,865,000	2,881,972
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,138,356
Series 2008-1 Class D, 6.4379% 2/10/51 (d)(f)		1,970,000	805,448
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,857,055
Series 2005-1 Class A3, 4.877% 11/10/42		382,537	382,232
Series 2003-1 Class G, 5.608% 9/11/36 (d)		2,210,000	2,222,887
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(f)		1,650,000	13,202
Class L, 4.637% 7/10/42 (d)(f)		1,690,000	3,382
Series 2005-1 Class CJ, 5.3601% 11/10/42 (f)		4,020,000	4,099,367
Series 2005-4 Class H, 5.3714% 7/10/45 (d)(f)		525,000	64,733
Series 2005-6 Class AJ, 5.3661% 9/10/47 (f)		2,000,000	2,044,626
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.989% 11/15/15 (d)(f)		3,474,207	3,248,557
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.4988% 3/15/22 (d)(f)		$ 925,418	$ 920,882
Class C, 0.5488% 3/15/22 (d)(f)		3,580,000	3,508,754
Class J, 1.2888% 3/15/22 (d)(f)		3,095,000	2,801,281
Class K, 2.2388% 3/15/22 (d)(f)		4,742,501	2,632,558
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6195% 3/11/39 (f)		3,175,000	2,912,989
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.7138% 4/12/38 (f)		2,007,000	2,042,086
Series 1998-C1 Class F, 6% 6/16/30 (d)		675,000	695,527
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		1,005,000	1,016,492
Class H, 5.64% 2/14/31 (d)		1,625,030	1,614,828
Class I, 5.64% 2/14/31 (d)		3,409,118	2,435,191
Series 2003-T10 Class B, 4.84% 3/13/40		2,000,000	2,036,082
Series 2006-T22 Class B, 5.7138% 4/12/38 (d)(f)		1,370,000	1,248,652
Series 2007-BBA8:
Class K, 1.4388% 3/15/22 (d)(f)		1,720,000	1,125,776
Class L, 2.1388% 3/15/22 (d)(f)		3,980,125	1,411,038
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		4,064,364	4,084,686
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(f)		110,233	57,200
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5081% 10/25/22 (d)(f)		54,575	31,268
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7453% 12/15/47 (d)(f)		2,200,000	2,294,668
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		1,295,069	1,320,208
Class H, 6.34% 5/18/30 (d)		3,300,000	2,853,949
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,342,864	2,133,319
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		2,137,864	2,196,136
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (d)(f)		4,190,000	3,793,094
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,119,851
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		2,182,585	2,193,498
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM pass-thru certificates: - continued
Series 2001-J2A Class F, 7.2268% 7/16/34 (d)(f)		$ 1,583,000	$ 1,761,955
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (d)		206,126	209,892
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(f)		909,649	936,624
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	4,724,719
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,433,849
Class H, 6% 11/17/32		2,935,817	1,228,525
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.4181% 6/10/44 (f)		5,875,000	4,961,255
Series 2005-C6 Class AJ, 5.209% 6/10/44 (f)		4,500,000	4,417,443
Series 2011-STRT Class C, 4.755% 12/10/24 (d)		2,670,000	2,688,378
Series 2012-CR1:
Class C, 5.547% 5/15/45		2,060,000	1,920,265
Class D, 5.547% 5/15/45 (d)		2,570,000	1,890,767
Commercial Mortgage Trust pass-thru certificates Series 2012-LC4:
Class C, 5.825% 12/10/44 (f)		964,000	917,242
Class D, 5.825% 12/10/44 (d)(f)		5,406,000	4,150,694
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		3,176,000	3,208,414
Class F, 4.867% 6/9/28 (d)		4,170,000	3,780,735
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)		3,190,000	2,400,175
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,615,579	2,666,734
Series 1998-C1:
Class F, 6% 5/17/40 (d)		12,756,894	13,431,517
Class H, 6% 5/17/40 (d)		2,501,107	216,591
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		7,574,000	8,046,065
Class G, 6.75% 11/15/30 (d)		1,065,000	1,143,186
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		203,135	154,830
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)		6,026,000	2,097,048
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1388% 2/15/22 (d)(f)		2,374,028	358,478
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8888% 3/25/17 (d)(f)		1,220,000	1,037,000
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4388% 3/25/17 (d)(f)		1,890,000	1,568,700
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
CRESIX Finance Ltd. Series 2006-AA: - continued
Class G, 7.2388% 3/25/17 (d)(f)		$ 1,600,000	$ 1,200,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (d)(f)		1,000,000	930,586
Class E, 5.5568% 11/10/46 (d)(f)		4,470,000	3,836,078
Class F, 5.5568% 11/10/46 (d)(f)		4,710,000	3,594,187
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		7,160,000	6,021,567
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		3,910,770	3,961,892
Series 1998-CG1 Class B4, 7.4444% 6/10/31 (d)(f)		5,777,000	5,987,803
Series 2000-CKP1 Class B3, 7.9738% 11/10/33 (f)		1,620,000	1,611,333
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (d)		8,500,000	8,613,348
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (d)		2,050,000	2,068,151
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (f)(g)		5,370,000	910,849
Series KAIV Class X2, 3.6146% 6/25/46 (f)(g)		2,780,000	593,006
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)		163,991	163,899
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (d)		3,330,000	3,358,778
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(f)		3,007,000	3,238,473
Fontainebleau Miami Bach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (d)		1,178,000	1,211,230
Class E, 5.253% 5/5/27 (d)		822,000	808,024
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,852,182
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3302% 9/25/45 (d)(f)		2,300,000	2,411,527
Series 2011-K10 Class B, 4.756% 11/25/49 (d)(f)		1,650,000	1,662,392
Series 2011-K11 Class B, 4.5695% 12/25/48 (d)(f)		3,190,000	3,168,659
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		5,816,946	5,395,217
GE Capital Commercial Mortgage Corp.:
Series 2002-1A Class H, 7.4537% 12/10/35 (d)(f)		1,055,000	1,054,171
Series 2005-C3 Class J, 5.301% 7/10/45 (d)(f)		2,277,000	787,050
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,281,007
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		$ 2,233,859	$ 2,265,403
Class G, 6.75% 4/15/29 (f)		4,128,000	4,571,434
Class H, 6.75% 4/15/29 (f)		6,130,384	2,026,503
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,963,835	3,050,936
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	3,807,941
Series 1999-C3:
Class G, 6.974% 8/15/36 (d)		12,508	12,470
Class J, 6.974% 8/15/36		2,788,000	2,747,000
Class K, 6.974% 8/15/36		5,260,000	1,967,024
Series 2000-C1 Class K, 7% 3/15/33		529,393	395,590
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		3,380,000	3,420,499
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(f)		3,210,000	2,756,180
Series 2005-GG3:
Class B, 4.894% 8/10/42 (f)		1,090,000	1,062,689
Class J, 4.685% 8/10/42 (d)(f)		900,000	75,864
Class K, 4.685% 8/10/42 (d)(f)		1,700,000	50,590
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(f)		3,736,000	3,945,631
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(f)		420,000	44,100
Class K, 5.067% 8/10/38 (d)(f)		720,000	50,400
Series 2006-RR2:
Class M, 5.7397% 6/23/46 (d)(f)		727,000	0
Class N, 5.7397% 6/23/46 (d)(f)		160,000	0
Series 2010-C1:
Class D, 6.1371% 8/10/43 (d)(f)		3,750,000	3,337,639
Class E, 4% 8/10/43 (d)		5,701,000	4,106,926
Series 2012-GCJ7:
Class C, 5.721% 5/10/45 (e)(f)		3,650,000	3,490,495
Class D, 5.721% 5/10/45 (d)(e)		5,670,000	4,749,759
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		1,070,000	1,054,485
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.475% 8/10/44 (d)(f)		7,010,000	6,678,043
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(f)		2,000,000	1,954,966
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2001-A:
Class G, 6% 10/15/32 (d)(f)		$ 1,410,246	$ 1,835
Class X, 0.6261% 10/15/32 (d)(f)(g)		6,430,247	20,030
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	704,081
Class E, 6.135% 7/12/37 (d)		5,835,000	5,859,985
Series 2003-C1 Class D, 5.192% 1/12/37		1,780,000	1,739,525
Series 2009-IWST Class D, 7.6935% 12/5/27 (d)(f)		6,000,000	6,569,460
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		1,000,000	1,047,518
Series 2010-CNTR Class D, 6.3899% 8/5/32 (d)(f)		4,170,000	4,120,498
Series 2011-C4 Class E, 5.3891% 7/15/46 (d)(f)		2,440,000	1,957,690
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,140,024
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,215,000	772,669
Series 2005-LDP5 Class AJ, 5.4928% 12/15/44 (f)		2,020,000	1,993,118
Series 2005-PRKS Class A, 10.0745% 1/15/15 (d)(f)		2,385,633	1,944,291
Series 2010-C2:
Class D, 5.7126% 11/15/43 (d)(f)		3,120,000	2,909,665
Class XB, 0.7538% 11/15/43 (d)(f)(g)		26,860,000	1,133,296
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5 Class C, 5.4912% 8/15/46 (d)(f)		5,803,234	5,638,039
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,386,730	1,394,031
Series 1999-C7:
Class H, 6% 10/15/35 (d)		1,031,658	1,031,606
Class NR, 6% 10/15/35 (d)		1,984,100	1,238,867
Series 1999-C8:
Class G, 6% 7/15/31 (d)		875,834	891,890
Class H, 6% 7/15/31 (d)		1,039,634	351,338
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,696,004	435,469
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		3,831,575	3,994,122
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.11% 4/25/21 (f)		67,106	46,974
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,160,242
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	7,693,386
Series 2005-C7:
Class AJ, 5.323% 11/15/40		7,780,000	7,728,847
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C7:
Class AM, 5.263% 11/15/40 (f)		$ 938,000	$ 1,007,053
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,273,870
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,134,589
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	4,722,321
Class P, 5.868% 11/15/33		1,320,000	766,715
Series 2002-C1 Class K, 6.428% 3/15/34 (d)		2,961,551	2,961,894
Series 2002-C2 Class M, 5.683% 7/15/35 (d)		950,000	939,861
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,716,913
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,195,112
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		5,260,000	5,304,000
Series 2005-C7 Class C, 5.35% 11/15/40 (f)		1,140,000	1,032,676
Series 2006-C4:
Class AJ, 6.0868% 6/15/38 (f)		4,415,000	3,554,163
Class AM, 6.0868% 6/15/38 (f)		3,840,000	3,940,109
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1388% 6/15/22 (d)(f)		4,770,000	3,887,498
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6456% 6/25/43 (d)(f)		2,059,000	1,860,187
Series 2011-1 Class B, 5.6456% 6/25/43 (d)(f)		1,924,000	1,924,362
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(f)		1,393,000	417,900
Class M, 5.45% 5/28/40 (d)(f)		1,533,000	153,300
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	392,276
Class G, 4.384% 7/12/37	CAD	275,000	190,655
Class H, 4.384% 7/12/37	CAD	184,000	124,244
Class J, 4.384% 7/12/37	CAD	275,000	180,886
Class K, 4.384% 7/12/37	CAD	275,000	176,232
Class L, 4.384% 7/12/37	CAD	184,000	114,900
Class M, 4.384% 7/12/37	CAD	772,000	404,309
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	534,106
Class G, 4.525% 11/12/37 (f)	CAD	846,000	538,636
Class H, 4.525% 11/12/37 (f)	CAD	235,000	141,047
Class J, 4.525% 11/12/37 (f)	CAD	248,000	139,183
Class K, 4.525% 11/12/37 (f)	CAD	261,000	141,338
Class L, 4.525% 11/12/37 (f)	CAD	248,000	129,622
Class M, 4.525% 11/12/37 (f)	CAD	2,006,355	851,824
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		$ 5,753,933	$ 5,832,704
Series 1998-C3 Class E, 7.0078% 12/15/30 (f)		1,462,000	1,523,227
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		1,645,650	658,260
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5051% 1/12/44 (f)		1,440,000	1,388,242
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,952,627
Class J, 5.695% 7/12/34 (d)		700,000	629,541
Series 2004-MKB1 Class F, 5.8388% 2/12/42 (d)(f)		1,380,000	1,326,996
Series 2006-C1:
Class AJ, 5.848% 5/12/39 (f)		3,440,000	2,877,264
Class AM, 5.848% 5/12/39 (f)		700,000	745,322
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		713,485	613,597
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		3,384,533	2,606,091
Series 2004-C1:
Class F, 9.422% 1/15/37 (d)		390,311	39
Class IO, 8.7508% 1/15/37 (d)(f)(g)		634,310	47,573
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		772,000	77
Class G, 12.9371% 10/15/40 (d)(f)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (d)		1,039,000	104
Class E, 8.757% 5/15/44 (d)		738,000	74
Class F, 10.813% 5/15/44 (d)		479,000	48
Class G, 10% 5/15/44 (d)		632,440	63
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.669% 7/15/19 (d)(f)		2,750,000	2,365,000
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (d)		1,570,000	1,274,243
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		1,896,666	1,901,407
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,816,520
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,175,702
Series 2007-IQ16 Class A3, 5.852% 12/12/49		2,305,000	2,430,934
Series 1997-RR:
Class F, 7.3539% 4/30/39 (d)(f)		884,009	777,928
Class G1, 7.3539% 4/30/39 (d)(f)		942,313	18,846
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		$ 2,170,000	$ 2,285,010
Class G, 7.35% 7/15/32 (d)		1,467,025	683,634
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		2,290,196	2,288,458
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	618,816
Class N, 6.54% 3/15/32 (d)		305,233	10,270
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		1,071,000	1,075,862
Class N, 5.91% 11/15/31 (d)		1,600,000	1,288,154
Class O, 5.91% 11/15/31 (d)		1,478,486	344,289
Series 2003-IQ5 Class C, 5.4358% 4/15/38 (f)		1,200,000	1,218,130
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	6,898,468
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	4,991,150
Series 2011-C1:
Class C, 5.4218% 9/15/47 (d)(f)		1,800,000	1,800,893
Class D, 5.4218% 9/15/47 (d)(f)		7,112,000	6,244,039
Class E, 5.4218% 9/15/47 (d)(f)		1,500,000	1,225,055
Series 2011-C2:
Class D, 5.4954% 6/15/44 (d)(f)		3,830,000	3,337,654
Class E, 5.4954% 6/15/44 (d)(f)		4,900,000	3,940,678
Class F, 5.4954% 6/15/44 (d)(f)		3,620,000	2,771,074
Series 2011-C3:
Class D, 5.357% 7/15/49 (d)		7,530,000	6,336,585
Class E, 5.3574% 7/15/49 (d)(f)		2,630,000	2,029,745
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		1,047,446	1,048,174
Series 2000-PRIN Class C, 7.9143% 2/23/34 (f)		2,519,000	2,792,304
Series 2001-TOP3 Class E, 7.4684% 7/15/33 (d)(f)		1,130,000	981,530
Series 2003-TOP9 Class E, 5.8859% 11/13/36 (d)(f)		630,000	617,636
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (d)		2,622,937	2,700,093
Class G, 5% 8/20/30 (d)		2,427,000	2,486,442
Class J, 5% 8/20/30 (d)		2,240,000	2,153,393
Series 1999-SL Class X, 11/10/30 (g)		501,564	476,486
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,582,257
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,103,617	2,484,582
RBSCF Trust Series 2010-MB1 Class D, 4.8307% 4/15/24 (d)(f)		3,230,000	3,211,327
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	$ 933,032
Class G, 4.456% 9/12/38 (d)	CAD	585,000	446,166
Class H, 4.456% 9/12/38 (d)	CAD	390,000	278,402
Class J, 4.456% 9/12/38 (d)	CAD	390,000	259,933
Class K, 4.456% 9/12/38 (d)	CAD	195,000	114,493
Class L, 4.456% 9/12/38 (d)	CAD	281,000	153,253
Class M, 4.456% 9/12/38 (d)	CAD	1,400,602	379,695
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,088,142
Class G, 4.57% 4/12/23	CAD	505,000	347,278
Class H, 4.57% 4/12/23	CAD	505,000	332,625
Class J, 4.57% 4/12/23	CAD	505,000	318,719
Class K, 4.57% 4/12/23	CAD	253,000	153,059
Class L, 4.57% 4/12/23	CAD	757,000	439,168
Class M, 4.57% 4/12/23	CAD	2,222,418	576,944
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(d)(f)		384,889	288,666
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(f)		2,500,000	2,573,708
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (d)(f)		1,360,000	1,402,110
Class E5, 6.5% 2/18/34 (d)(f)		2,160,000	2,167,115
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (d)		3,185,000	3,185,764
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6557% 8/15/39 (f)		1,150,000	1,185,219
Series 2007-C4 Class F, 5.6557% 8/15/39 (f)		5,345,000	3,576,495
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,421,687
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8138% 7/15/24 (d)(f)		2,500,000	1,550,908
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (d)(f)		1,794,000	2,013,552
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,375,043
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,392,209
Series 2004-C11:
Class D, 5.5666% 1/15/41 (f)		2,720,000	2,516,639
Class E, 5.6166% 1/15/41 (f)		2,465,000	2,124,036
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4949% 7/15/41 (f)		$ 2,030,000	$ 2,033,372
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	1,999,885
Class C, 5.21% 8/15/41		1,260,000	1,293,324
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(f)		2,300,000	2,246,166
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (d)(g)		26,055,541	954,910
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (d)		2,240,000	2,159,761
Series 2011-C4 Class E, 5.4179% 6/15/44 (d)		2,050,000	1,682,553
Series 2011-C5:
Class C, 5.8246% 11/15/44 (d)(f)		1,670,000	1,722,951
Class D, 5.8246% 11/15/44 (d)(f)		1,295,000	1,197,726
Series 2012-C6 Class D, 5.564% 4/15/45 (d)(f)		3,250,000	2,650,778
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		7,000,000	7,192,143
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $578,821,773)			563,675,610
Preferred Stocks - 5.9%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,640,000
Nonconvertible Preferred Stocks - 5.7%
Homebuilders/Real Estate - 5.5%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,035,816
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,817,428
Series C, 7.625%	48,000	1,188,000
Apartment Investment & Management Co.:
Series T, 8.00%	103,000	2,608,990
Series U, 7.75%	36,000	914,400
CBL & Associates Properties, Inc. 7.375%	129,000	3,222,420
Cedar Shopping Centers, Inc. 8.875%	56,272	1,412,990
CenterPoint Properties Trust Series D, 5.377%	1,934	1,160,400
Corporate Office Properties Trust Series H, 7.50%	5,000	126,550
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,550,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Equity Lifestyle Properties, Inc. 8.034%	137,670	$ 3,560,146
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,625,889
First Potomac Realty Trust 7.75%	80,000	2,000,000
Hersha Hospitality Trust Series B, 8.00%	80,827	2,048,156
LaSalle Hotel Properties Series G, 7.25%	51,925	1,296,567
Lexington Realty Trust 7.55%	20,000	499,600
MFA Financial, Inc. Series A, 8.50%	12,100	308,308
Prologis, Inc. Series R, 6.75%	68,000	1,720,400
PS Business Parks, Inc.:
6.875%	34,911	938,757
Series S, 6.45%	152,000	4,024,960
Public Storage:
Series P, 6.50%	72,680	2,039,401
Series R, 6.35%	47,500	1,302,925
Series S, 5.90%	50,000	1,310,500
Realty Income Corp. Series F, 6.625%	80,000	2,085,600
Regency Centers Corp. Series 6, 6.625%	34,710	898,642
Stag Industrial, Inc. Series A, 9.00%	60,000	1,545,000
		44,242,245
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,844,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		46,086,745
TOTAL PREFERRED STOCKS (Cost $45,668,958)		47,726,745
Floating Rate Loans - 1.9%
	Principal Amount (c)
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (f)	$ 3,557,470	3,308,447
Homebuilders/Real Estate - 1.3%
Capital Automotive LP term loan 5.25% 3/11/17 (f)	3,616,490	3,544,160
CityCenter term loan 8.75% 7/1/13 (f)	1,000,000	990,500
EOP Operating LP term loan 1.9888% 2/5/13 (f)	3,000,000	2,835,000
Equity Inns Reality LLC Tranche A, term loan 9.5% 11/2/12 (f)	4,369,833	3,340,495
		10,710,155
Floating Rate Loans - continued
	Principal Amount (c)	Value
Hotels - 0.2%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 1,500,000	$ 1,515,000
TOTAL FLOATING RATE LOANS (Cost $16,630,595)		15,533,602
Preferred Securities - 0.1%

Diversified Financial Services - 0.0%
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(d)	2,515,000	0
Lenox Ltd. Series 2007-1 3/4/45 (d)	1,865,000	0
		0
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	90,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	310,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	33,000
		433,000
TOTAL PREFERRED SECURITIES (Cost $11,192,373)		433,000
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.17% (a) (Cost $45,328,590)	45,328,590	45,328,590
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $859,703,454)		808,480,799
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,626,679)
NET ASSETS - 100%		$ 804,854,120
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $454,866,229 or 56.5% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,752,427 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 103,843
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 411,518
Class B4, 7% 9/25/41	11/2/01	$ 120,932
Class B5, 7% 9/25/41	11/2/01	$ 27,950
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 1,312,801
Class B4, 5.75% 12/25/42	3/25/03	$ 246,347
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3676% 6/25/43	9/29/03	$ 125,395
Class 2B5, 3.3676% 6/25/43	9/29/03	$ 33,731
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7388% 6/25/35	6/3/05	$ 943,960
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,394
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 47,726,745	$ 43,738,345	$ 2,828,000	$ 1,160,400
Corporate Bonds	43,455,772	-	42,999,067	456,705
Asset-Backed Securities	65,499,405	-	25,675,360	39,824,045
Collateralized Mortgage Obligations	26,828,075	-	22,679,504	4,148,571
Commercial Mortgage Securities	563,675,610	-	473,001,444	90,674,166
Floating Rate Loans	15,533,602	-	10,193,102	5,340,500
Preferred Securities	433,000	-	-	433,000
Money Market Funds	45,328,590	45,328,590	-	-
Total Investments in Securities:	$ 808,480,799	$ 89,066,935	$ 577,376,477	$ 142,037,387
Percentage of Market Value:	100%	11.0%	71.4%	17.6%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,073,370
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	87,030
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,160,400
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 87,030
Corporate Bonds
Beginning Balance	$ 374,063
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	82,642
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 456,705
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 82,642
Asset-Backed Securities
Beginning Balance	$ 45,118,750
Total Realized Gain (Loss)	553,380
Total Unrealized Gain (Loss)	5,415,333
Cost of Purchases	370,503
Proceeds of Sales	(10,749,443)
Amortization/Accretion	(618,078)
Transfers in to Level 3	-
Transfers out of Level 3	(266,400)
Ending Balance	$ 39,824,045
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 5,488,879
Investments in Securities:
Collateralized Mortgage Obligations
Beginning Balance	$ 1,829,195
Total Realized Gain (Loss)	(1,403,317)
Total Unrealized Gain (Loss)	2,875,926
Cost of Purchases	98,514
Proceeds of Sales	(1,136,815)
Amortization/Accretion	(665,123)
Transfers in to Level 3	2,550,191
Transfers out of Level 3	-
Ending Balance	$ 4,148,571
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 1,472,625
Commercial Mortgage Securities
Beginning Balance	$ 69,189,716
Total Realized Gain (Loss)	(1,714,512)
Total Unrealized Gain (Loss)	4,822,489
Cost of Purchases	9,191,882
Proceeds of Sales	(5,749,331)
Amortization/Accretion	123,601
Transfers in to Level 3	18,405,321
Transfers out of Level 3	(3,595,000)
Ending Balance	$ 90,674,166
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 3,338,398
Floating Rate Loans
Beginning Balance	$ 2,443,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	50,745
Cost of Purchases	2,805,000
Proceeds of Sales	-
Amortization/Accretion	41,005
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,340,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 50,745
Investments in Securities:
Preferred Securities
Beginning Balance	$ 898,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(461,877)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(3,123)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 433,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (461,877)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $814,374,864)	$ 763,152,209
Fidelity Central Funds (cost $45,328,590)	45,328,590
Total Investments (cost $859,703,454)		$ 808,480,799
Cash		349,614
Foreign currency held at value (cost $2)		2
Receivable for investments sold		857,140
Dividends receivable		82,448
Interest receivable		4,274,825
Distributions receivable from Fidelity Central Funds		5,557
Prepaid expenses		300
Total assets		814,050,685

Liabilities
Payable for investments purchased Regular delivery	$ 14,599
Delayed delivery	8,261,301
Distributions payable	288,487
Accrued management fee	476,872
Other affiliated payables	39,332
Other payables and accrued expenses	115,974
Total liabilities		9,196,565

Net Assets		$ 804,854,120
Net Assets consist of:
Paid in capital		$ 890,048,249
Undistributed net investment income		2,751,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,731,387)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(51,214,582)
Net Assets, for 98,971,809 shares outstanding		$ 804,854,120
Net Asset Value, offering price and redemption price per share ($804,854,120 ÷ 98,971,809 shares)		$ 8.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2012

Investment Income
Dividends		$ 1,662,528
Interest (including $5,000 from affiliated interfund lending)		26,646,151
Income from Fidelity Central Funds		14,394
Total income		28,323,073

Expenses
Management fee	$ 2,732,374
Transfer agent fees	57,699
Accounting fees and expenses	169,548
Custodian fees and expenses	9,324
Independent trustees' compensation	2,354
Audit	119,368
Legal	873
Miscellaneous	3,888
Total expenses before reductions	3,095,428
Expense reductions	(1,236)	3,094,192
Net investment income (loss)		25,228,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,558,163)
Foreign currency transactions	10,155
Total net realized gain (loss)		(1,548,008)
Change in net unrealized appreciation (depreciation) on: Investment securities	31,161,289
Assets and liabilities in foreign currencies	(1,764)
Total change in net unrealized appreciation (depreciation)		31,159,525
Net gain (loss)		29,611,517
Net increase (decrease) in net assets resulting from operations		$ 54,840,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,228,881	$ 44,881,936
Net realized gain (loss)	(1,548,008)	(14,509,860)
Change in net unrealized appreciation (depreciation)	31,159,525	24,888,128
Net increase (decrease) in net assets resulting from operations	54,840,398	55,260,204
Distributions to shareholders from net investment income	(29,087,356)	(53,990,899)
Distributions to shareholders from net realized gain	(1,002,919)	-
Total distributions	(30,090,275)	(53,990,899)
Share transactions Proceeds from sales of shares	48,635,000	122,011,000
Reinvestment of distributions	28,043,609	49,766,466
Cost of shares redeemed	(14,102,828)	(40,788,912)
Net increase (decrease) in net assets resulting from share transactions	62,575,781	130,988,554
Total increase (decrease) in net assets	87,325,904	132,257,859

Net Assets
Beginning of period	717,528,216	585,270,357
End of period (including undistributed net investment income of $2,751,840 and undistributed net investment income of $6,610,315, respectively)	$ 804,854,120	$ 717,528,216
Other Information Shares
Sold	6,038,916	15,362,938
Issued in reinvestment of distributions	3,506,985	6,256,650
Redeemed	(1,748,511)	(5,157,934)
Net increase (decrease)	7,797,390	16,461,654

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2012

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 54,840,398
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Change in receivable for investments sold	(633,288)
Change in dividend receivable and distributions receivable from Fidelity Central Funds	(28,036)
Change in interest receivable	(161,360)
Change in prepaid expenses	1,803
Change in other assets	84
Change in payable for investments purchased	4,354,065
Change in other payables and accrued expenses	37,886
Purchases of long-term investments	(129,046,449)
Proceeds from sales of long-term investments	71,873,038
Purchases of and proceeds from maturities/sales of short-term investments - net	(41,145,877)
Net cash from return of capital distributions	246,908
Net amortization/accretion of premium/discount	(923,270)
Net realized loss on investment securities and foreign currency transactions	1,548,008
Change in net unrealized (appreciation) depreciation on investment securities and assets and liabilities in foreign currencies	(31,159,525)
Net cash used in operating activities	(70,195,615)

Cash flows from financing activities:
Cash Distributions Paid	(1,961,158)
Proceeds from sales of shares	48,635,000
Cost of shares redeemed	(14,102,828)
Net cash provided by financing activities	32,571,014
Net decrease in cash and cash equivalents	(37,624,601)
Cash and foreign currency, beginning of year	37,974,217
Cash and foreign currency, end of period	$ 349,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 7.83	$ 6.85	$ 5.76	$ 10.11	$ 11.37
Income from Investment Operations
Net investment income (loss) D	.265	.546	.567	.598	.804	.871
Net realized and unrealized gain (loss)	.315	.167	1.096	.844	(4.294)	(1.177)
Total from investment operations	.580	.713	1.663	1.442	(3.490)	(.306)
Distributions from net investment income	(.309)	(.673)	(.683)	(.352)	(.835)	(.924)
Distributions from net realized gain	(.011)	-	-	-	(.025)	(.030)
Total distributions	(.320)	(.673)	(.683)	(.352)	(.860)	(.954)
Net asset value, end of period	$ 8.13	$ 7.87	$ 7.83	$ 6.85	$ 5.76	$ 10.11
Total Return B, C	7.50%	9.34%	25.65%	26.28%	(37.01)%	(2.96)%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.82%	.83%	.90%	.85%	.82%
Expenses net of fee waivers, if any	.81% A	.82%	.83%	.90%	.84%	.82%
Expenses net of all reductions	.81% A	.82%	.83%	.90%	.83%	.82%
Net investment income (loss)	6.61% A	6.86%	7.67%	10.11%	9.33%	8.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 804,854	$ 717,528	$ 585,270	$ 379,184	$ 312,363	$ 520,417
Portfolio turnover rate F	20% A	20%	17%	18%	20%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

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3. Significant Accounting Policies - continued

Security Valuation - continued

an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of May 31, 2012, 29% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 44,249,495
Gross unrealized depreciation	(92,513,631)
Net unrealized appreciation (depreciation) on securities and other investments	$ (48,264,136)

Tax cost	$ 856,744,935

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,138,254)
2017	(12,497,160)
2019	(15,362,164)
Total capital loss carryforward	(32,997,578)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired

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4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $129,046,449 and $71,691,479, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 10,117,906.34%

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,094 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,236.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the fund.

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10. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2012, the results of its operations, the changes in its net assets and its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 26, 2012

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

REHI-USAN-0712
1.786816.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012